Assets and Liabilities Related to Variable Interest Entity (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	$ 40,090	$ 28,621
Restricted Cash VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	367,908	253,761
Accounts Receivable And Other Current Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	231,484	225,977
Grant Recivable VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets		6,284,476
Property And Equipment Net VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	15,979,451	16,308,909
All Other Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	650,000	718,653
Total Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	17,268,933	23,820,397
Accounts Payable And Accrued Expenses VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	483,573	2,700,984
Short Term Notes Payable [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities		2,588,200
Derivative Liabilities VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	1,199,171	1,012,499
Nonrecourse Debt VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	9,917,483	10,153,208
Total Liabilities VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	$ 11,600,227	$ 16,454,891